Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Comprehensive Income [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Stock Acquired by Benefit Plan [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 52		$ 51,915	$ 23,210	$ (7,106)	$ 2,455	$ 70,526
Balance (in shares) at Dec. 31, 2009	5,171,395
Comprehensive income, net of tax:
Net income	0	1,696	0	1,696	0	0	1,696
Change in unrealized appreciation of available-for-sale securities, net of tax	0	119	0	0	0	119	119
Total comprehensive income	0	1,815	0	0	0	0	0
Dividends paid ($0.20 per common share)	0		0	(983)	0	0	(983)
Treasury stock purchase/retire	(6)		(5,776)				(5,782)
Treasury stock purchase/retire (in shares)	(538,901)
Purchase of shares by employee benefit plans	0		102	0	(102)	0	0
Release of shares by employee benefit plans	0		(692)	0	766	0	74
Stock-based compensation	0		1,077	0	0	0	1,077
Balance at Dec. 31, 2010	46		46,626	23,923	(6,442)	2,574	66,727
Balance (in shares) at Dec. 31, 2010	4,632,494						4,107,818
Comprehensive income, net of tax:
Net income	0	1,900	0	1,900	0	0	1,900
Change in unrealized appreciation of available-for-sale securities, net of tax	0	189	0	0	0	189	189
Total comprehensive income	0	2,089	0	0	0	0	0
Dividends paid ($0.20 per common share)	0		0	(923)	0	0	(923)
Treasury stock purchase/retire	(2)		(2,921)				(2,923)
Treasury stock purchase/retire (in shares)	(228,638)
Issuance of retired Treasury stock issued for stock option exercises	1		569				570
Issuance of retired Treasury stock issued for stock option exercises (in shares)	55,279
Purchase of shares by employee benefit plans	0		119	0	(119)	0	0
Release of shares by employee benefit plans	0		(656)	0	749	0	93
Stock-based compensation	0		842	0	0	0	842
Balance at Dec. 31, 2011	$ 45		$ 44,579	$ 24,900	$ (5,812)	$ 2,763	$ 66,475
Balance (in shares) at Dec. 31, 2011	4,459,135						4,038,260